Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Of Derivative Financial Instruments [Abstract]
Summary of Characteristics and Fair Value of Derivative Instruments

The main characteristics and the fair value of these derivatives as of December 31, 2021, 2022 and 2023 are as follows:

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2021
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	$3,000.0	March 2020	6.332%	February 2025 'Total asset	Ps.	89,711
Derivatives designated as hedge financial instruments
HSBC	Ps.	1,500.0	May 2017	7.21%	March 2022		(6,764)
Scotiabank	Ps.	2,300.0	February 2019	8.0315%	November 2022	Ps.	(23,527)
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024		(41,096)
Total					Total liability	Ps.	(71,387)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2022
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	$3,000.0	February 2019	8.03%	March 2024	Ps.	91,885
Scotiabank	Ps.	$3,000.0	March 2020	6.332%	February 2025		200,812
					Total asset		292,697
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD.	20.0	March 2022	1.59%	April 2025		(14,972)
The Bank of Nova Scotia	USD.	30.0	March 2022	1.785%	September 2025		(36,233)
					Total liability	Ps.	(51,205)

	Notional amount (millions)		Hedge start date	Rate	Due date	Fair value as of December 31, 2023
Derivatives designated as hedge financial instruments
Scotiabank	Ps.	3,000.0	February 2019	8.03%	March 2024	Ps.	144,096
Scotiabank	Ps.	3,000.0	March 2020	6.332%	February 2025		23,600
					Total asset		167,696
Derivatives designated as hedge financial instruments
The Bank of Nova Scotia	USD.	$12.0	March 2022	1.59%	April 2025		(5,455)
The Bank of Nova Scotia	USD.	$30.0	March 2022	1.7850%	September 2025		(21,535)
					Total liability	Ps.	(26,990)